Acquisition of the Isaac Mizrahi Business (Details 1) (USD $)	3 Months Ended	6 Months Ended
	Dec. 31, 2011	Jun. 30, 2013
Applicable Less Than 76 [Member]
% OF EARN-OUT VALUE EARNED	0.00%	0.00%
Applicable 76 Up To 80 [Member]
% OF EARN-OUT VALUE EARNED	40.00%	40.00%
Applicable 80 Up To 90 [Member]
% OF EARN-OUT VALUE EARNED	70.00%	70.00%
Applicable 90 Up To 95 [Member]
% OF EARN-OUT VALUE EARNED	80.00%	80.00%
Applicable 95 Up To 100 [Member]
% OF EARN-OUT VALUE EARNED	90.00%	90.00%
Applicable 100 Or Greater [Member]
% OF EARN-OUT VALUE EARNED	100.00%	100.00%
First Royalty Target Period [Member]
ROYALTY TARGET	$ 16,000,000
EARN-OUT VALUE	7,500,000
Second Royalty Target Period [Member]
ROYALTY TARGET	20,000,000	20,000,000
EARN-OUT VALUE	7,500,000	7,500,000
Third Royalty Target Period [Member]
ROYALTY TARGET	22,000,000	22,000,000
EARN-OUT VALUE	7,500,000	7,500,000
Fourth Royalty Target Period [Member]
ROYALTY TARGET	24,000,000	24,000,000
EARN-OUT VALUE	$ 7,500,000	$ 7,500,000